INCOME TAXES (Details) $ in Millions	12 Months Ended
	Dec. 31, 2025 HKD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
INCOME TAXES
Income tax rate	25.00%	25.00%	25.00%	25.00%
Current income tax expenses		$ 695	$ 0	$ 0
Deferred income tax expenses		$ 0	$ 0	$ 0
Hong Kong | Assessable profits of first HKD$2 million
INCOME TAXES
Assessable profits	$ 2
Income tax rate	8.25%	8.25%
Hong Kong | Assessable profits above HKD$2 million
INCOME TAXES
Assessable profits	$ 2
Income tax rate	16.50%	16.50%
PRC
INCOME TAXES
Income tax rate	25.00%	25.00%
PRC | Horgos Baosheng
INCOME TAXES
Preferential income tax rate	0.00%	0.00%	0.00%	0.00%
Preferential income tax rate term	5 years	5 years
PRC | Kashi Baosheng
INCOME TAXES
Preferential income tax rate	0.00%	0.00%	0.00%	0.00%
Preferential income tax rate term	5 years	5 years
PRC | Baosheng Technology
INCOME TAXES
Preferential income tax rate	0.00%	0.00%	0.00%	0.00%
Preferential income tax rate term	5 years	5 years